UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31

Date of reporting period: 07/01/2010 – 06/30/2011

Item 1 – Proxy Voting Record – Attached hereto.

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ICA File Number: 811-04802
Reporting Period: 07/01/2010 - 06/30/2011
BlackRock Municipal Series Trust

==================== BLACKROCK INTERMEDIATE MUNICIPAL FUND =====================

THE BLACKROCK INSURED MUNICIPAL TERM TRUST INC.

Ticker:       BMT            Security ID:  092474105
Meeting Date: SEP 02, 2010   Meeting Type: Annual
Record Date:  JUL 06, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard E. Cavanagh      For       For          Management
1.2   Elect Director Kathleen F. Feldstein    For       For          Management
1.3   Elect Director Henry Gabbay             For       For          Management
1.4   Elect Director Jerrold B. Harris        For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date:	August 29, 2011